October 30, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

Re:	Quaker Investment Trust (the “Trust”)
File Nos.: 033-38074 and 811-06260

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, CCM Affordable Housing MBS ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment to the Trust’s registration statement dated October 28, 2025, and filed electronically as Post-Effective Amendment No. 102 to the Trust’s Registration Statement on Form N-1A on October 28, 2025.

If you have any questions concerning the foregoing, please contact the undersigned at asmith1@seic.com.

Sincerely,

/s/ Alexander Smith
Alexander Smith